Investment Property (Tables)	12 Months Ended
Dec. 31, 2021
Investment Property
Schedule of Changes in Investment Property

Changes in investment property included in non-current assets:	2021	2020
Balance, beginning of year	$36,908	$38,205
Change in fair value during the year	407	760
Disposals	(7)	(4,567)
Currency translation adjustments	(2,878)	2,510
Balance, end of year	$34,430	$36,908

Schedule of rental Income investment property

Years ended December 31:	2021	2020	2019
Rental income	$1,381	$1,376	$1,652
Direct operating expenses (including repairs and maintenance) arising from investment property during the year	709	216	266